EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 6, 2011 (Accession No. 0001193125-11-331513), to the Prospectus dated May 1, 2011, for the AXA Conservative Strategy Portfolio, the AXA Conservative Growth Strategy Portfolio, the AXA Balanced Strategy Portfolio, the AXA Moderate Growth Strategy Portfolio, and the AXA Growth Strategy Portfolio, each a series of EQ Advisors Trust.